Average Annual Total Returns (dei_DocumentInformationDocumentAxis)	0 Months Ended
Nov. 08, 2012
(Columbia Acorn® Fund) | Russell 2500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(2.51%)
5 Years	1.24%
10 Years	6.57%
(Columbia Acorn® Fund) | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
(Columbia Acorn® Fund) | Russell 2000 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(4.18%)
5 Years	0.15%
10 Years	5.62%
(Columbia Acorn® Fund) | Class Z Shares
Average Annual Return:
1 Year	(4.61%)
5 Years	2.12%
10 Years	8.24%
(Columbia Acorn® Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(5.23%)
5 Years	1.58%
10 Years	7.66%
(Columbia Acorn® Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(2.13%)
5 Years	1.81%
10 Years	7.25%
(Columbia Acorn International®) | S&P Global Ex-U.S. Between $500 Million and $5 Billion® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(16.94%)
5 Years	(0.58%)
10 Years	11.10%
(Columbia Acorn International®) | S&P Global Ex-U.S. SmallCap® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(17.40%)
5 Years	(2.14%)
10 Years	10.33%
(Columbia Acorn International®) | MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Average Annual Return:
1 Year	(12.14%)
5 Years	(4.72%)
10 Years	4.67%
(Columbia Acorn International®) | Class Z Shares
Average Annual Return:
1 Year	(14.06%)
5 Years	0.20%
10 Years	10.27%
(Columbia Acorn International®) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(14.63%)
5 Years	(0.32%)
10 Years	9.71%
(Columbia Acorn International®) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(8.88%)
5 Years	0.20%
10 Years	9.18%
(Columbia Acorn International Select℠) | MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Average Annual Return:
1 Year	(12.14%)
5 Years	(4.72%)
10 Years	4.67%
(Columbia Acorn International Select℠) | S&P Developed Ex-U.S. Between $2 Billion and $10 Billion® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(14.01%)
5 Years	(3.06%)
10 Years	8.41%
(Columbia Acorn International Select℠) | Class Z Shares
Average Annual Return:
1 Year	(9.76%)
5 Years	0.41%
10 Years	9.22%
(Columbia Acorn International Select℠) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(10.24%)
5 Years	0.01%
10 Years	9.02%
(Columbia Acorn International Select℠) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(5.37%)
5 Years	0.45%
10 Years	8.31%
(Columbia Acorn Select℠) | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
(Columbia Acorn Select℠) | S&P MidCap 400® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(1.73%)
5 Years	3.32%
10 Years	7.04%
(Columbia Acorn Select℠) | Class Z Shares
Average Annual Return:
1 Year	(16.37%)
5 Years	(1.07%)
10 Years	6.05%
(Columbia Acorn Select℠) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(16.87%)
5 Years	(1.33%)
10 Years	5.77%
(Columbia Acorn Select℠) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(10.60%)
5 Years	(0.95%)
10 Years	5.27%
(Columbia Acorn USA®) | Russell 2000 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(4.18%)
5 Years	0.15%
10 Years	5.62%
(Columbia Acorn USA®) | Class Z Shares
Average Annual Return:
1 Year	(4.95%)
5 Years	0.82%
10 Years	6.30%
(Columbia Acorn USA®) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(5.04%)
5 Years	0.52%
10 Years	6.02%
(Columbia Acorn USA®) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(3.10%)
5 Years	0.69%
10 Years	5.54%
(Columbia Thermostat Fund℠) | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
Life of Fund	6.85%
Inception Date	Sep. 25, 2002
(Columbia Thermostat Fund℠) | Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
Life of Fund	5.33%
Inception Date	Sep. 25, 2002
(Columbia Thermostat Fund℠) | 50-50 S&P 500/Barclays Aggregate Bond (an equally weighted custom composite of the Fund's primary benchmarks for equity and debt securities, established by the Investment Manager; reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 Year	5.28%
5 Years	3.54%
Life of Fund	6.43%
Inception Date	Sep. 25, 2002
(Columbia Thermostat Fund℠) | Lipper Flexible Portfolio Funds Index (reflects no deductions for taxes)
Average Annual Return:
1 Year	(1.16%)
5 Years	2.02%
Life of Fund	7.10%
Inception Date	Sep. 25, 2002
(Columbia Thermostat Fund℠) | Class Z Shares
Average Annual Return:
1 Year	4.85%
5 Years	4.21%
Life of Fund	7.51%
Inception Date	Sep. 25, 2002
(Columbia Thermostat Fund℠) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	3.80%
5 Years	3.12%
Life of Fund	6.26%
Inception Date	Sep. 25, 2002
(Columbia Thermostat Fund℠) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	3.15%
5 Years	3.06%
Life of Fund	5.97%
Inception Date	Sep. 25, 2002